Material Accounting Policies Information - Useful life, PPE (Details)	12 Months Ended
Dec. 31, 2023
Vessels and furnished equipment
Disclosure of detailed information about property, plant and equipment
Useful life of PPE	25 years
Drydock
Disclosure of detailed information about property, plant and equipment
Useful life of PPE	5 years
Cars
Disclosure of detailed information about property, plant and equipment
Useful life of PPE	5 years
Other fixtures and fittings | Minimum
Disclosure of detailed information about property, plant and equipment
Useful life of PPE	2 years
Other fixtures and fittings | Maximum
Disclosure of detailed information about property, plant and equipment
Useful life of PPE	3 years